CONDENSED CONSOLIDATED STATEMENTS OF INCOME (LOSS) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Net sales:
Products	$ 681,559	$ 661,904	$ 607,226
Services	426,150	408,697	421,673
Total net sales	1,107,709	1,070,601	1,028,899
Costs and expenses:
Products	473,670	473,444	451,295
Services	305,653	293,033	277,884
Selling, general and administrative expenses	240,601	253,163	195,752
Research and development	52,652	31,976	17,992
Amortization of purchased intangibles	30,245	29,356	19,860
Restructuring costs	2,260	1,278	5,713
Total costs and expenses	1,105,081	1,082,250	968,496
Operating loss	2,628	(11,649)	60,403
Other income (expense):
Interest and dividend income	953	1,416	1,744
Interest expense	(15,027)	(11,199)	(4,400)
Pension settlement loss		(2,671)
Other income (expense), net	364	(2,334)	(951)
Income (Loss) from continuing operations before income taxes	(11,082)	(26,437)	56,796
Income tax provision (benefit)	14,658	(14,357)	46,626
Net income (loss) from continuing operations	(25,740)	(12,080)	10,170
Net income from discontinued operations	14,531	13,815	12,744
Net income (loss)	(11,209)	1,735	22,914
Less noncontrolling interest in income of VIE			29
Net income (loss) attributable to Cubic	$ (11,209)	$ 1,735	$ 22,885
Basic
Continuing operations (in dollars per share)	$ (0.95)	$ (0.45)	$ 0.38
Discontinued operations (in dollars per share)	0.54	0.51	0.47
Basic earnings per share (in dollars per share)	(0.41)	0.06	0.85
Diluted
Continuing operations (in dollars per share)	(0.95)	(0.45)	0.38
Discontinued operations (in dollars per share)	0.54	0.51	0.47
Diluted earnings per share (in dollars per share)	$ (0.41)	$ 0.06	$ 0.85
Weighted average shares used in per share calculations:
Basic (in shares)	27,106	26,976	26,872
Diluted (in shares)	27,106	26,976	26,938